American Funds® International Vantage Fund
Investment portfolio
January 31, 2024
unaudited

Common stocks 91.95% Industrials 19.73%	Shares	Value (000)
Safran SA	247,117	$46,275
Airbus SE, non-registered shares	175,235	27,984
ITOCHU Corp.	529,600	24,067
SMC Corp.	42,800	23,818
Epiroc AB, Class A	1,343,271	23,642
RELX PLC	558,341	23,092
Canadian National Railway Co.	112,206	13,918
Canadian National Railway Co. (CAD denominated)	54,230	6,727
ABB, Ltd.	475,866	20,126
Daikin Industries, Ltd.	98,400	15,816
TFI International, Inc. (CAD denominated)	113,331	14,894
Rolls-Royce Holdings PLC[1]	3,639,027	13,830
Hitachi, Ltd.	174,600	13,715
DSV A/S	75,002	13,411
BAE Systems PLC	787,928	11,738
Recruit Holdings Co., Ltd.	273,600	10,837
Marubeni Corp.	586,400	10,010
MTU Aero Engines AG	36,684	8,472
ATS Corp.[1]	176,367	7,544
TOPPAN Holdings, Inc.	252,200	6,945
Ryanair Holdings PLC (ADR)	38,309	5,118
Nidec Corp.	106,000	3,969
Melrose Industries PLC	377,661	2,827
Japan Airlines Co., Ltd.	130,400	2,521
Spirax-Sarco Engineering PLC	14,435	1,817
IMCD NV	11,600	1,766
LIXIL Corp.	128,200	1,708
VAT Group AG	2,463	1,149
		357,736
Information technology 18.29%
ASML Holding NV	60,119	51,525
SAP SE	268,766	46,773
Keyence Corp.	67,520	30,288
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	262,024	29,598
STMicroelectronics NV	508,963	22,347
OBIC Co., Ltd.	129,500	19,867
Capgemini SE	85,567	19,155
Tokyo Electron, Ltd.	101,800	18,874
Hamamatsu Photonics KK	456,100	18,029
Nomura Research Institute, Ltd.	562,300	17,173
Halma PLC	576,575	16,020
Dassault Systemes SE	226,004	11,778
TDK Corp.	206,600	10,273
Fujitsu, Ltd.	48,300	6,820
Shopify, Inc., Class A, subordinate voting shares[1]	69,428	5,559
American Funds International Vantage Fund — Page 1 of 6

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Nemetschek SE	45,692	$4,248
NICE, Ltd. (ADR)[1]	11,384	2,369
Dye & Durham, Ltd.[2]	94,645	920
		331,616
Health care 12.27%
Novo Nordisk AS, Class B	606,268	69,242
AstraZeneca PLC	298,904	39,782
EssilorLuxottica SA	141,594	27,839
Genmab A/S1	71,438	19,771
Daiichi Sankyo Co., Ltd.	521,300	15,719
Straumann Holding AG	88,640	13,590
Innovent Biologics, Inc.[1]	2,047,500	8,157
BeiGene, Ltd. (ADR)[1]	50,538	7,491
Terumo Corp.	221,800	7,487
HOYA Corp.	49,400	6,266
Asahi Intecc Co., Ltd.	289,500	5,501
Roche Holding AG, nonvoting non-registered shares	5,800	1,657
		222,502
Consumer staples 9.24%
Nestlé SA	318,596	36,326
L’Oréal SA, non-registered shares	75,293	36,105
Anheuser-Busch InBev SA/NV	348,448	21,561
Danone SA	241,900	16,132
Imperial Brands PLC	654,538	15,705
Carlsberg A/S, Class B	111,772	14,376
Uni-Charm Corp.	281,600	9,722
British American Tobacco PLC	254,253	7,508
Reckitt Benckiser Group PLC	100,504	7,258
Asahi Group Holdings, Ltd.	76,300	2,839
		167,532
Consumer discretionary 8.90%
LVMH Moët Hennessy-Louis Vuitton SE	28,478	23,685
Amadeus IT Group SA, Class A, non-registered shares	318,711	22,279
MercadoLibre, Inc.[1]	12,438	21,292
Industria de Diseño Textil, SA	485,051	20,733
Hermès International	7,609	16,062
Kering SA	26,305	10,851
Bridgestone Corp.	221,600	9,633
Ferrari NV (EUR denominated)	23,391	8,137
adidas AG	27,486	5,230
Oriental Land Co., Ltd.	139,500	5,178
Flutter Entertainment PLC (CDI)[1]	16,735	3,441
B&M European Value Retail SA	478,270	3,131
Nitori Holdings Co., Ltd.	23,500	3,053
Prosus NV, Class N	97,946	2,919
Evolution AB	21,400	2,504
InterContinental Hotels Group PLC	19,748	1,873
Entain PLC	105,100	1,282
Compagnie Financière Richemont SA, Class A	886	132
		161,415
American Funds International Vantage Fund — Page 2 of 6

unaudited
Common stocks (continued) Financials 8.49%	Shares	Value (000)
London Stock Exchange Group PLC	340,143	$38,498
AIA Group, Ltd.	2,462,700	19,149
DNB Bank ASA	783,162	15,192
DBS Group Holdings, Ltd.	535,805	12,687
Euronext NV	137,623	12,117
United Overseas Bank, Ltd.	559,382	11,771
Partners Group Holding AG	6,218	8,449
Deutsche Boerse AG	39,611	7,905
UniCredit SpA	242,469	7,117
Deutsche Bank AG	466,735	6,074
Skandinaviska Enskilda Banken AB, Class A	418,644	5,937
Hiscox, Ltd.	337,642	4,446
ING Groep NV	214,800	3,055
Bank of Montreal[2]	16,900	1,592
		153,989
Materials 5.98%
Sika AG	106,599	29,423
Givaudan SA	5,765	23,984
Air Liquide SA	124,469	23,330
Shin-Etsu Chemical Co., Ltd.	436,900	17,217
BHP Group, Ltd. (CDI)	330,739	10,183
Rio Tinto PLC	39,304	2,741
Glencore PLC	278,696	1,483
		108,361
Energy 3.35%
TotalEnergies SE	718,275	46,780
BP PLC	2,376,337	13,918
		60,698
Communication services 3.31%
Tencent Holdings, Ltd.	416,400	14,482
Nippon Telegraph and Telephone Corp.	8,023,100	10,129
Koninklijke KPN NV	2,841,381	9,666
NetEase, Inc.	411,700	8,037
Singapore Telecommunications, Ltd.	3,421,500	6,087
América Móvil, SAB de CV, Class B (ADR)	251,912	4,547
Spotify Technology SA1	16,241	3,498
Capcom Co., Ltd.	88,900	3,436
Viaplay Group AB, Class B1,2	75,170	17
		59,899
Utilities 2.18%
Engie SA	1,298,668	20,732
Iberdrola, SA, non-registered shares	889,695	10,719
National Grid PLC	609,657	8,115
		39,566
Real estate 0.21%
Link REIT	759,140	3,776
Total common stocks (cost: $1,181,593,000)		1,667,090
American Funds International Vantage Fund — Page 3 of 6

unaudited
Short-term securities 8.79% Money market investments 8.73%	Shares	Value (000)
Capital Group Central Cash Fund 5.44%[3,4]	1,583,506	$158,351
Money market investments purchased with collateral from securities on loan 0.06%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 5.27%[3,5]	706,979	707
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.24%[3,5]	380,385	380
		1,087
Total short-term securities (cost: $159,429,000)		159,438
Total investment securities 100.74% (cost: $1,341,022,000)		1,826,528
Other assets less liabilities (0.74)%		(13,417)
Net assets 100.00%		$1,813,111
Investments in affiliates4

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend or interest income (000)
Short-term securities 8.73%
Money market investments 8.73%
Capital Group Central Cash Fund 5.44%[3]	$181,392	$112,294	$135,333	$— [6]	$(2)	$158,351	$2,076

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $1,150,000, which represented .06% of the net assets of the fund.
[3]	Rate represents the seven-day yield at 1/31/2024.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan.
[6]	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Funds International Vantage Fund — Page 4 of 6

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Funds International Vantage Fund — Page 5 of 6

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$48,201	$309,535	$—	$357,736
Information technology	38,446	293,170	—	331,616
Health care	7,491	215,011	—	222,502
Consumer staples	—	167,532	—	167,532
Consumer discretionary	21,292	140,123	—	161,415
Financials	1,592	152,397	—	153,989
Materials	—	108,361	—	108,361
Energy	—	60,698	—	60,698
Communication services	8,045	51,854	—	59,899
Utilities	—	39,566	—	39,566
Real estate	—	3,776	—	3,776
Short-term securities	159,438	—	—	159,438
Total	$284,505	$1,542,023	$—	$1,826,528

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-123-0324O-S96497
American Funds International Vantage Fund — Page 6 of 6